KURV ETF TRUST
1 Letterman Drive, Building C, Suite 3-500
San Francisco, CA 94129

June 1, 2026

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Kurv ETF Trust Registration File Nos. Nos. 333-233633 and 811-23473 Kurv Enhanced Short Maturity ETF (S000085345)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Kurv ETF Trust (the “Trust”), on behalf of its series the Kurv Enhanced Short Maturity ETF (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 61 (SEC Accession No. 0001999371-26-010346) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.     Prospectus and Statement of Additional Information for the Fund dated May 8, 2026.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on May 8, 2026. The Fund commenced operations on May 12, 2026.

Questions related to this filing should be directed to David J. Baum of Vedder Price P.C. at (202) 312-3375.

Very truly yours,

/s/ Howard Chan
Howard Chan
President
Kurv ETF Trust